UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3725

Fidelity California Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

May 31, 2016

CSI-QTLY-0716
1.832123.110

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount	Value
California - 95.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):	$	$
Series 2011 A:
5% 8/1/17	5,065,000	5,321,846
5% 8/1/18	2,645,000	2,877,734
5% 8/1/22	1,655,000	1,959,686
Series 2012 A:
4% 8/1/21	1,200,000	1,364,424
5% 8/1/19	1,200,000	1,348,572
Series 2007 A, 5% 12/1/37 (Pre-Refunded to 12/1/17 @ 100)	3,350,000	3,568,956
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/18 (AMBAC Insured) (Pre-Refunded to 10/1/18 @ 100)	8,145,000	7,817,652
Series 2013 A:
5% 10/1/19	1,000,000	1,126,730
5% 10/1/20	1,730,000	2,004,032
5% 10/1/21	2,725,000	3,226,891
Series 2016 A:
4% 10/1/21	500,000	567,060
4% 10/1/23	850,000	983,510
5% 10/1/22	1,250,000	1,511,463
5% 10/1/24	600,000	743,664
5% 10/1/25	750,000	938,400
Alameda County Wtr. District Rev.:
2.5% 6/1/16	1,070,000	1,070,000
3% 6/1/16	525,000	525,000
Antelope Valley Healthcare District Rev. Series 2016 A, 5% 3/1/21	2,000,000	2,231,800
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	373,415
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	419,443
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	511,100
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (a)	1,000,000	1,008,030
1.875%, tender 4/1/19 (a)	16,250,000	16,572,563
Series 2014 E, 2% 4/1/34	3,000,000	3,049,950
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	2,182,402
Series 2011 N, 5% 5/1/19	5,000,000	5,589,200
5% 5/1/22	7,000,000	8,495,620
California Econ. Recovery:
Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	415,000	451,653
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,621,597
5% 7/1/19 (Escrowed to Maturity)	7,300,000	8,218,340
5% 7/1/22 (Pre-Refunded to 7/1/16 @ 100)	5,000,000	5,017,950
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	2,705,000	3,065,793
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	1,595,000	1,807,741
Series 2009 B, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	3,115,000	3,506,867
California Edl. Facilities Auth. Rev. Series U5, 5% 5/1/21	8,000,000	9,496,000
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/18	255,000	271,935
5% 9/1/16	300,000	303,261
5% 9/1/17	400,000	421,272
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,388,500
4%, tender 12/1/21 (a)	4,000,000	4,506,120
Series 2015, 5% 3/1/24	10,000,000	12,508,300
4% 5/1/23	2,440,000	2,851,238
5% 9/1/21	2,000,000	2,380,660
5% 9/1/21	6,080,000	7,237,206
5% 2/1/22	3,850,000	4,629,625
5.25% 9/1/22	12,390,000	15,274,144
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,008,770
4% 11/15/17	1,000,000	1,038,210
5% 11/15/21	1,450,000	1,681,667
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	507,375
(Sutter Health Proj.):
Series 2008 A, 5.5% 8/15/16	1,900,000	1,919,380
Series 2011 B, 4% 8/15/17	1,000,000	1,040,460
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.2%, tender 6/2/16 (a)	3,000,000	3,014,040
Series 2011 A, 5% 3/1/19	5,010,000	5,545,319
Series 2011 D:
5% 8/15/19	1,500,000	1,693,035
5% 8/15/20	1,460,000	1,695,016
Series 2011:
5% 8/15/19	2,000,000	2,257,380
5% 8/15/20	2,000,000	2,326,420
Series 2014 A:
5% 10/1/19	1,250,000	1,416,313
5% 10/1/20	1,200,000	1,400,568
5% 10/1/21	500,000	599,195
5% 10/1/22	1,650,000	2,020,788
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2013 A2, 0.818%, tender 4/1/19 (a)	10,000,000	10,000,000
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,535,049
5% 7/1/18	1,645,000	1,773,935
5% 7/1/20	875,000	993,458
Series 2010 A. 5% 7/1/22	1,850,000	2,083,285
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.125%, tender 2/1/17 (a)	5,000,000	5,008,050
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.65%, tender 7/1/16 (a)	13,000,000	13,001,300
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	8,259,650
(Dept. of Corrections & Rehab. Proj.) Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,578,474
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	7,040,000	7,628,192
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,175,650
(Univ. Proj.) Series 2012 D:
4% 9/1/21 (Escrowed to Maturity)	1,000,000	1,145,730
4% 9/1/22 (Escrowed to Maturity)	1,000,000	1,164,680
4% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,164,680
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,074,841
Series 2011 A, 5% 10/1/21	4,230,000	5,033,023
Series 2012 A, 5% 4/1/20	1,800,000	2,060,946
Series 2012 G, 5% 11/1/21	1,500,000	1,788,210
Series 2014 H, 5% 12/1/18	5,000,000	5,501,950
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,062,988
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,428,670
Series 2009 A, 5% 4/1/19	1,000,000	1,111,540
Series 2009 J, 5% 11/1/17	2,700,000	2,862,729
Series 2014 B:
5% 10/1/21	1,000,000	1,189,840
5% 10/1/22	1,225,000	1,489,478
Series 2014 C:
5% 10/1/21	1,355,000	1,612,233
5% 10/1/22	1,000,000	1,215,900
Series 2014 G, 5% 1/1/18	5,000,000	5,334,300
5% 9/1/20	3,500,000	4,054,995
California State Univ. Rev.:
Bonds 4%, tender 11/1/23 (a)	5,000,000	5,803,400
Series 2009 A, 5% 11/1/16	1,485,000	1,512,458
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	509,060
5% 11/1/18	500,000	548,530
(John Muir Health Proj.) Series 2006 A, 5% 8/15/18	3,250,000	3,279,705
Series 2016 B:
5% 8/15/23	470,000	584,398
5% 8/15/24	625,000	787,131
Series 2016, 5% 8/15/22	1,255,000	1,529,042
2.1% 10/1/19	2,200,000	2,201,540
2.4% 10/1/20	1,250,000	1,250,838
California Stwd Cmnty. Dev. Auth. Series 2016:
5% 5/15/19	1,000,000	1,116,920
5% 5/15/20	575,000	660,485
5% 5/15/21	825,000	969,573
5% 5/15/22	1,000,000	1,194,740
5% 5/15/23	1,250,000	1,519,313
5% 5/15/24	1,000,000	1,233,540
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B, 4% 9/1/16	1,125,000	1,134,630
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,154,370
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	3,752,082
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,383,968
5% 9/1/20	1,285,000	1,493,401
5% 9/1/22	500,000	610,265
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,493,136
4% 9/1/20	1,665,000	1,837,694
Cupertino California Union School District 4% 8/1/16	1,825,000	1,835,804
East Bay Reg'l. Park District Series 2008 A, 3% 9/1/16	1,000,000	1,006,120
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	554,530
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,181,066
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	623,142
5% 9/1/22	1,295,000	1,532,801
Elk Grove Fin. Auth. Spl. Tax Rev. Series 2015:
5% 9/1/22	425,000	500,850
5% 9/1/23	775,000	925,862
5% 9/1/24	1,000,000	1,206,680
Elk Grove Unified School District CA. Cert. of Partn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/19 (Build America Mutual Assurance Insured)	2,515,000	2,770,801
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,444,645
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,685,500
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,797,610
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,634,614
5% 7/1/22	900,000	1,095,165
5% 7/1/23	750,000	931,328
5% 7/1/24	1,000,000	1,264,450
Fullerton School District:
4% 8/1/16	525,000	528,108
4% 8/1/17	600,000	623,352
5% 8/1/18	500,000	543,660
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2016, 0.9% 5/1/17 (a)	8,300,000	8,299,253
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,894,450
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,048,355
5% 11/1/17	1,080,000	1,143,666
5% 11/1/18	1,135,000	1,239,465
5% 11/1/19	635,000	713,588
5% 11/1/20	670,000	771,271
5% 11/1/21	455,000	534,102
5% 11/1/22	745,000	887,735
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,165,800
4% 9/2/20	1,000,000	1,100,310
5% 9/2/20	800,000	913,008
5% 9/2/22	750,000	887,783
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	577,940
5% 9/1/21	615,000	727,588
5% 9/1/22	615,000	741,210
5% 9/1/23	1,205,000	1,479,547
Series 2013 A:
5% 9/1/21	1,000,000	1,176,970
5% 9/1/22	2,000,000	2,402,520
5% 9/1/23	1,500,000	1,831,440
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
4% 8/1/16	100,000	100,592
4% 8/1/17	175,000	181,811
5% 8/1/19	250,000	282,038
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,398,676
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,584,038
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	1,997,420
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	578,835
5% 3/1/21	500,000	585,345
5% 9/1/21	1,270,000	1,502,499
5% 3/1/22	1,000,000	1,196,190
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,264,300
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,036,650
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 B2, 3% 11/15/20	340,000	341,778
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,629,000
Series 2014 B, 5% 7/1/19	450,000	506,610
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,902,622
Series 2014 A, 5% 5/1/23	475,000	580,607
Series 2014 B, 5% 5/1/23	200,000	244,466
Los Angeles Unified School District:
Series 2002, 5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,481,446
Series 2004 I, 5% 7/1/16	3,180,000	3,191,925
Series 2005 K, 4% 1/1/17	1,760,000	1,794,971
Series 2014 B, 5% 7/1/17	20,000,000	20,939,374
Series 2016:
4% 7/1/23	3,000,000	3,534,900
5% 7/1/23	2,000,000	2,491,160
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,108,944
Series 2012 A, 5% 10/1/19	5,000,000	5,644,150
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	6,086,100
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A, 4% 7/1/17	85,000	88,044
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/16 (Escrowed to Maturity)	1,925,000	1,932,950
3% 8/1/17 (Escrowed to Maturity)	1,735,000	1,782,903
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,171,000
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22 (b)	2,300,000	2,070,943
0% 8/1/24 (b)	2,700,000	2,282,310
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	536,897
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,210,718
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	628,700
4% 8/1/17	500,000	519,460
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	1,946,965
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,003,670
5% 7/1/17	2,750,000	2,878,865
Series 2010 A, 4% 8/1/16	1,335,000	1,342,329
Oakland St Bldg. Auth. Lease Rev. Series 2015 A:
5% 12/1/19	3,500,000	3,961,545
5% 12/1/20	8,110,000	9,423,577
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	654,675
Series 2013:
5% 8/1/17	2,250,000	2,353,073
5% 8/1/18	1,000,000	1,082,820
5% 8/1/19	1,000,000	1,114,540
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,449,220
5% 8/1/24	1,900,000	2,340,059
5% 8/1/24 (FSA Insured)	2,020,000	2,513,728
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,936,405
Ohlone Cmnty. College District Series 2010:
4% 8/1/17	450,000	467,622
4% 8/1/18	200,000	213,684
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,669,219
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
4% 10/1/16	100,000	101,141
4% 10/1/17	420,000	438,283
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,425,310
4% 6/1/20	1,560,000	1,727,934
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,658,099
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
5% 8/1/17	470,000	493,834
5% 8/1/18	505,000	550,349
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,339,756
5% 6/15/24	2,440,000	3,031,871
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,089,820
4% 9/1/20	1,170,000	1,293,377
4% 9/15/20	340,000	374,238
4% 9/15/21	325,000	362,612
5% 9/1/21	1,230,000	1,434,143
5% 9/1/22	1,000,000	1,180,400
5% 9/1/23	1,350,000	1,608,782
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
4% 9/1/17	925,000	962,509
5% 9/1/18	650,000	708,923
5% 9/1/19	1,370,000	1,541,688
5% 9/1/20 (FSA Insured)	1,175,000	1,359,734
5% 9/1/21 (FSA Insured)	1,000,000	1,185,300
5% 9/1/22 (FSA Insured)	1,400,000	1,696,590
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,061,180
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,041,106
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,597,638
5% 8/1/24	1,500,000	1,858,920
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,070,000	1,170,452
Series 1993 B, 5.4% 11/1/20	2,440,000	2,669,067
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009, 5% 7/1/16	1,275,000	1,279,845
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,655,025
5% 8/15/20	5,500,000	6,405,025
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	216,630
5% 8/1/17	150,000	157,607
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,679,003
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,357,299
5% 8/1/22 (FSA Insured)	1,500,000	1,803,915
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,893,838
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,337,350
San Diego County Wtr. Auth. Rev. Series 2011 S1, 5% 7/1/16	5,000,000	5,000,000
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,682,422
5% 10/15/25	1,605,000	2,050,612
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2016, 5% 5/15/21	2,500,000	2,965,800
4% 5/15/21	4,225,000	4,809,318
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	8,155,513
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,199,550
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	11,129,776
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/20	1,000,000	1,157,740
5% 8/1/21	1,000,000	1,186,300
5% 8/1/22	175,000	212,175
4% 8/1/17	2,170,000	2,251,115
4% 8/1/17	230,000	238,869
5% 8/1/18	2,215,000	2,411,404
5% 8/1/18	285,000	310,465
5% 8/1/19	2,050,000	2,305,184
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B, 5% 8/1/16	1,095,000	1,102,928
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,666,354
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A, 3% 8/1/16	800,000	802,520
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	3,355,000	3,416,900
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,110,209
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	389,792
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	189,866
5% 8/1/21 (FSA Insured)	150,000	176,712
5% 8/1/23 (FSA Insured)	400,000	488,636
5% 8/1/24 (FSA Insured)	750,000	931,388
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,356,570
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,326,226
Series 2013 A, 4% 6/1/21	1,000,000	1,132,230
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,239,444
5% 10/1/23	900,000	1,106,577
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,044,454
San Mateo-Foster City School District:
5% 8/15/20	2,510,000	2,920,787
5% 8/15/21	7,105,000	8,481,736
San Pablo Calif Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	412,194
5% 6/15/20 (FSA Insured)	1,000,000	1,146,200
5% 6/15/21 (FSA Insured)	500,000	586,390
5% 6/15/22 (FSA Insured)	1,000,000	1,193,530
5% 6/15/23 (FSA Insured)	630,000	766,332
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,064,645
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	959,596
4% 6/1/20	770,000	858,311
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,079,060
5% 8/15/21	750,000	859,778
5% 8/15/22	750,000	863,610
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,965,850
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,813,833
5% 7/1/21 (FSA Insured)	1,200,000	1,416,828
5% 7/1/22 (FSA Insured)	1,220,000	1,472,662
Successor Agcy. To The Redev. Agcy. of Pittsburg:
(Los Medanos Cmnty. Dev. Proj.:
Series 2016 A:
5% 9/1/18 (FSA Insured) (b)	5,000,000	5,428,950
5% 9/1/19 (FSA Insured) (b)	5,000,000	5,595,650
5% 9/1/22 (FSA Insured)	3,370,000	4,010,738
5% 9/1/23 (FSA Insured)	3,000,000	3,628,830
Series 2016, 5% 9/1/21 (FSA Insured) (b)	1,000,000	1,172,760
(Los Medanos Cmnty. Dev. Proj.) Series 2016 A, 5% 9/1/21 (FSA Insured)	1,025,000	1,201,310
Sweetwater Union High School District:
4.5% 9/1/17	500,000	523,690
5% 9/1/19	1,000,000	1,121,230
5% 9/1/20	1,000,000	1,151,840
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,250,000	1,423,513
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,095,370
5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,750,000	1,992,918
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	937,629
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,187,203
Bonds 1.4%, tender 5/15/21 (a)	6,500,000	6,513,975
Series 2009 O:
5% 5/15/17	950,000	989,720
5% 5/15/17 (Escrowed to Maturity)	50,000	52,037
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/17	2,115,000	2,159,013
5% 1/1/18	2,220,000	2,331,400
Vacaville Unified School District:
Series 2014 C:
3% 8/1/16 (Build America Mutual Assurance Insured)	940,000	944,004
4% 8/1/17 (Build America Mutual Assurance Insured)	1,030,000	1,070,088
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,414,987
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,822,628
Series 2015 A:
4% 8/1/17	1,000,000	1,038,920
4% 8/1/18	845,000	902,815
5% 8/1/19	300,000	338,244
5% 8/1/20	200,000	232,258
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	284,585
5% 1/1/21	250,000	292,678
5% 1/1/22	350,000	420,081
Washington Township Health Care District Rev.:
Series 2009 A, 5% 7/1/16	200,000	200,644
Series 2010 A, 5% 7/1/17	1,000,000	1,039,570
West Contra Costa Unified School District:
Series 2012 B:
3% 8/1/16	1,000,000	1,004,260
4% 8/1/17	850,000	883,082
Series 2014 A:
4% 8/1/17	1,200,000	1,246,704
4% 8/1/20	2,715,000	3,029,641
4% 8/1/21	1,355,000	1,534,863
5% 8/1/18	2,630,000	2,870,329
5% 8/1/19	2,325,000	2,619,857
5% 8/1/22	575,000	697,147
5% 8/1/23	1,500,000	1,855,185
Series 2015 B, 5% 8/1/19	1,290,000	1,453,598
5% 8/1/18 (FSA Insured)	1,500,000	1,637,070
5% 8/1/19 (FSA Insured)	1,500,000	1,690,230
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 7/1/20 (a)	5,500,000	5,477,065
Wiseburn Unified School District Series 2015 B:
3% 8/1/16	2,310,000	2,319,841
4% 8/1/17	2,485,000	2,581,716
5% 8/1/18	2,680,000	2,917,636
5% 8/1/19	2,925,000	3,292,029
5% 8/1/21	1,690,000	2,010,441

TOTAL CALIFORNIA		794,186,689

Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,720,860
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,012,170
Series 2009 B, 5% 10/1/16	2,000,000	2,024,340

TOTAL VIRGIN ISLANDS		3,036,510

TOTAL MUNICIPAL BONDS
(Cost $775,906,125)		798,944,059

Municipal Notes - 3.4%
California - 3.4%
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.37% 6/7/16, LOC Bank of America NA, VRDN (a)	18,965,000	$18,965,000
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.38% 6/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,000,000	10,000,000

(Cost $28,965,000)		28,965,000

TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $804,871,125)		827,909,059
NET OTHER ASSETS (LIABILITIES) - 1.0%		7,973,349
NET ASSETS - 100%		$835,882,408

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $804,871,125. Net unrealized appreciation aggregated $23,037,934, of which $23,149,168 related to appreciated investment securities and $111,234 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

May 31, 2016

CFL-QTLY-0716
1.802197.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount (000s)	Value (000s)
California - 96.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$3,000	$3,467
Series 2012 A:
5% 8/1/24	1,050	1,248
5% 8/1/25	1,245	1,470
5% 8/1/27	300	350
5% 8/1/28	400	465
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,736
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,258
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19 (Pre-Refunded to 10/1/19 @ 100)	8,550	8,015
5.3% 10/1/23 (Pre-Refunded to 10/1/17 @ 100)	935	992
5.4% 10/1/24 (Pre-Refunded to 10/1/17 @ 100)	4,585	4,871
5.45% 10/1/25 (Pre-Refunded to 10/1/17 @ 100)	5,160	5,485
Series 2013 A:
5% 10/1/24	7,750	9,511
5% 10/1/25	5,245	6,400
Series 2016 B:
5% 10/1/34	2,500	3,003
5% 10/1/35	4,000	4,772
5% 10/1/36	2,250	2,676
5% 10/1/37	2,200	2,610
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,808
5% 12/1/20 (AMBAC Insured)	2,810	2,982
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,282
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,251
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,227
0% 9/1/22 (FSA Insured)	5,150	4,529
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,249
Antelope Valley Healthcare District Rev. Series 2016 A:
5% 3/1/41	2,000	2,162
5% 3/1/46	3,000	3,212
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,137
Auburn Union School District Ctfs. of Prtn.:
5% 6/1/38 (Assured Guaranty Corp. Insured)	910	910
5% 6/1/38 (Pre-Refunded to 6/1/16 @ 100)	4,705	4,705
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,425
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (a)	1,000	1,008
1.875%, tender 4/1/19 (a)	6,250	6,374
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,219
Series 2014 E, 2% 4/1/34	6,000	6,100
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,855
5% 6/1/25	4,355	5,182
5% 6/1/27	2,755	3,268
5% 6/1/28	3,045	3,606
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,543
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,548
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	980
0% 8/1/18 (AMBAC Insured)	2,000	1,916
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,818
Series AI, 5% 12/1/25	2,700	3,244
California Dept. of Wtr. Resources Pwr. Supply Rev. 5% 5/1/22	5,000	6,068
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	1,942
5% 7/1/22 (Pre-Refunded to 7/1/16 @ 100)	3,800	3,814
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	14,881
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,478
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,091
6% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,091
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,276
Series 2010 A, 5% 10/1/25	5,860	6,558
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,582
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,178
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,266
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,989
5% 2/1/17	790	811
5% 2/1/17 (Escrowed to Maturity)	210	216
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	938
4% 9/1/21	1,000	1,088
4% 9/1/22	740	803
4% 9/1/23	1,080	1,168
4% 9/1/24	1,125	1,216
5% 9/1/19	400	449
5% 9/1/39	5,000	5,534
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2015, 5% 3/1/27	33,665	41,930
4.5% 8/1/30	3,250	3,330
5% 3/1/19	3,000	3,222
5% 9/1/21	1,000	1,190
5% 8/1/22 (Pre-Refunded to 2/1/17 @ 100)	1,500	1,542
5% 10/1/22	1,355	1,534
5% 11/1/22	1,600	1,696
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,968
5% 12/1/22	3,500	3,722
5% 10/1/26	6,065	7,618
5% 9/1/32	9,400	11,538
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	107
5.25% 9/1/23	7,200	8,690
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,217
5.25% 3/1/38	11,375	12,200
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,566
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,906
5.5% 11/1/39	1,810	2,069
6% 4/1/18	1,570	1,719
6% 3/1/33	20,050	23,628
6% 4/1/38	1,190	1,356
6.5% 4/1/33	11,650	13,464
California Health Facilities Fing. Auth. Series 2016 A, 5% 11/15/46	10,000	11,879
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	12,563
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,938
5% 11/15/23	2,000	2,330
5% 11/15/24	4,500	5,195
5% 11/15/34	3,150	3,482
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,267
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	102
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,557
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,362
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,000	1,145
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,562
Series 2008 A3, 5.5% 11/15/40	3,090	3,736
Series 2011 A, 5% 3/1/20	3,250	3,700
Series 2011 D:
5% 8/15/22	900	1,072
5% 8/15/23	700	836
5% 8/15/24	1,250	1,493
5% 8/15/25	2,000	2,385
5% 2/1/40	5,000	5,733
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,144
5% 12/1/32	1,000	1,055
5% 12/1/42	3,000	3,150
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,447
5.25% 2/1/37	1,465	1,499
5.25% 2/1/37 (Pre-Refunded to 2/1/17 @ 100)	1,035	1,067
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	333
5% 7/1/20	500	568
5.125% 7/1/23	1,150	1,298
5.75% 7/1/40	5,155	5,796
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,126
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (b)	1,920	1,923
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(b)	7,500	8,018
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,417
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,825	1,860
5% 11/1/21 (Pre-Refunded to 11/1/16 @ 100)	2,020	2,058
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,430
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,037
Series 2011 C:
5% 10/1/27	9,530	11,296
5.25% 10/1/24	4,170	5,022
5.25% 10/1/25	2,875	3,461
5.75% 10/1/31	4,000	4,979
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	2,710	2,936
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,435
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,740
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,744
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,446
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	2,946
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	2,082
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,284
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,197
5% 4/1/25	5,300	6,318
Series 2012 G, 5% 11/1/25	2,500	3,018
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,596
5% 12/1/23	2,800	3,354
Series 2009 G1, 5.75% 10/1/30	1,800	2,081
Series 2009 I:
5.5% 11/1/23	1,535	1,746
6.125% 11/1/29	1,200	1,409
6.25% 11/1/21	2,000	2,361
6.375% 11/1/34	3,000	3,517
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	3,675	4,187
5.75% 11/1/28 (Pre-Refunded to 5/1/19 @ 100)	6,525	7,434
6% 11/1/40 (Pre-Refunded to 5/1/19 @ 100)	7,240	8,301
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,005	5,304
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,465
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	126
5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	55
5.75% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	3,000	3,325
6.25% 8/15/33 (Pre-Refunded to 8/15/18 @ 100)	2,500	2,798
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,239
Series 2007 A:
4.75% 4/1/33	2,000	2,065
5% 4/1/31	4,900	5,065
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,149
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,964
Series 2016 B:
5% 8/15/25	750	953
5% 8/15/26	325	416
5% 8/15/27	575	737
5% 8/15/28	750	959
5.375% 6/1/26	2,520	2,959
6% 6/1/33	3,020	3,638
California Stwd Cmnty. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,490
5% 5/15/35	1,750	2,074
5% 5/15/40	2,250	2,652
3.5% 5/15/36	2,000	1,997
Carlsbad Unified School District Series 2009 B:
0% 5/1/17	1,155	1,148
0% 5/1/18	1,335	1,311
0% 5/1/19	1,000	967
0% 5/1/34 (c)	5,300	5,581
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,059
5% 11/1/25 (AMBAC Insured)	3,820	4,046
5% 11/1/33 (AMBAC Insured)	5,000	5,280
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,687
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,722
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,296
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,296
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	791
5% 9/1/28	1,250	1,498
5% 9/1/32	1,125	1,332
5% 9/1/35	585	683
Series A:
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	1,470	1,545
5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	1,435	1,508
5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,101
5% 8/1/27 (Pre-Refunded to 8/1/17 @ 100)	1,785	1,876
5% 8/1/31 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,254
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,942
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,869
Cucamonga County Wtr. District 5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	2,890	2,922
Cupertino California Union School District 5% 8/1/19	1,120	1,265
Davis Spl. Tax Rev. Series 2007:
5% 9/1/18 (AMBAC Insured)	835	871
5% 9/1/20 (AMBAC Insured)	925	962
5% 9/1/22 (AMBAC Insured)	1,020	1,058
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,401
5% 6/1/28	2,000	2,390
5% 6/1/29	1,650	1,964
5% 6/1/30	2,500	2,969
5% 6/1/31	1,750	2,075
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (Pre-Refunded to 3/1/18 @ 100)	2,000	2,174
6% 3/1/20 (Pre-Refunded to 3/1/18 @ 100)	1,000	1,091
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,618
Elk Grove Fin. Auth. Spl. Tax Rev. Series 2015:
5% 9/1/27	1,940	2,343
5% 9/1/28	4,125	4,949
5% 9/1/29	4,325	5,173
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,350
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,074
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,907
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,717
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,307
0% 10/1/25 (AMBAC Insured)	1,665	1,254
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	921
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,214
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,897
0% 11/1/16 (Escrowed to Maturity)	3,500	3,492
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,581
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,208
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,197
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,121
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,295
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,481
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Pre-Refunded to 8/1/16 @ 100)	1,000	1,008
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/30	6,000	7,222
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,668
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,950
5% 9/2/23	1,000	1,183
5% 9/2/24	825	981
5% 9/2/25	500	584
5% 9/2/26	800	942
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,494
5% 9/1/25	1,700	2,100
5% 9/1/26	1,860	2,284
5% 9/1/27	1,725	2,100
5% 9/1/28	1,000	1,211
5% 9/1/29	1,250	1,508
Series 2013 A:
5% 9/1/24	3,830	4,653
5% 9/1/25	4,085	4,941
5% 9/1/26	4,105	4,938
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	2,014
5% 8/15/28	1,960	2,226
5% 8/15/29	4,225	4,780
5% 8/15/30	4,555	5,130
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	470
5% 8/1/22	450	522
5% 8/1/23	485	562
5% 8/1/24	1,000	1,159
5% 8/1/26	1,370	1,587
5% 8/1/28	760	877
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,468
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	4,890
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,185
5% 8/1/25	1,000	1,183
5% 8/1/26	1,000	1,183
5% 8/1/27	1,000	1,178
5% 8/1/28	1,000	1,175
5% 8/1/29	1,000	1,172
5% 8/1/30	1,000	1,170
5% 8/1/31	1,000	1,168
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,431
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	411
0% 6/1/28 (FSA Insured)	2,995	2,174
0% 6/1/31 (Escrowed to Maturity)	1,465	1,032
0% 6/1/31 (FSA Insured)	8,285	5,309
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,135
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	460
5.25% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	6,315	7,156
5.75% 8/1/33	170	195
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	3,021
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	11,611
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,143
Series 2010 C, 5.25% 8/1/39	1,300	1,496
Series 2015 A, 5% 8/1/29	7,000	8,759
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,814
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,410
5% 3/1/23	1,600	1,945
(Disney Parking Proj.):
0% 3/1/18	3,000	2,942
0% 3/1/19	3,200	3,087
0% 3/1/20	1,000	945
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,391
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,560
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,990	4,004
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,410	1,415
Series 2015 A:
5% 5/15/24 (b)	795	985
5% 5/15/25 (b)	2,250	2,819
5% 5/15/26 (b)	1,705	2,124
5% 5/15/27 (b)	1,250	1,535
5% 5/15/28 (b)	1,250	1,525
5% 5/15/29 (b)	1,575	1,916
5% 5/15/30 (b)	1,400	1,698
Series 2015 D:
5% 5/15/28 (b)	1,950	2,379
5% 5/15/29 (b)	2,550	3,102
5% 5/15/30 (b)	2,000	2,426
5% 5/15/31 (b)	2,540	3,067
5% 5/15/41 (b)	2,240	2,622
Series 2016 A:
5% 5/15/29 (b)(d)	2,500	3,055
5% 5/15/30 (b)(d)	2,500	3,043
5% 5/15/31 (b)(d)	3,000	3,636
5% 5/15/32 (b)(d)	3,500	4,222
5% 5/15/33 (b)(d)	2,000	2,407
5% 5/15/35 (b)(d)	2,000	2,395
5% 5/15/42 (b)(d)	7,500	8,853
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	4,249
5% 7/1/30	19,905	24,697
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2016 A, 5% 7/1/46	8,500	10,292
Series 2016 B:
5% 7/1/38 (d)	2,000	2,434
5% 7/1/42 (d)	3,500	4,243
5% 7/1/46 (d)	3,415	4,134
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	4,365	4,729
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	5,500	6,015
Series 2012 C, 5% 3/1/26	3,000	3,554
Series 2014 A:
5% 5/1/24	325	404
5% 5/1/25	540	666
5% 5/1/29	500	606
5% 5/1/30	1,000	1,204
5% 5/1/31	1,555	1,865
Series 2014 B:
5% 5/1/24	200	249
5% 5/1/25	225	277
5% 5/1/29	500	606
5% 5/1/30	400	482
5% 5/1/31	400	480
Series 2016 A:
5% 11/1/21 (d)	2,500	2,966
5% 11/1/22 (d)	2,500	3,028
Series 2016 B, 5% 11/1/36 (d)	1,500	1,822
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,159
Series 2011 A1, 5% 7/1/21	7,110	8,468
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A:
5.75% 6/1/34	4,455	5,079
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,545	6,340
Series 2012 B, 5% 6/1/28	4,800	5,772
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,020	1,138
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,825
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	554
5% 7/1/39	4,095	4,506
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Pre-Refunded to 6/1/16 @ 100)	3,500	3,500
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	969
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,816
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,214
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,225	2,365
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440	1,531
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,134
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,144
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,445
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,201
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,742
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,082
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,950
5% 9/1/25	1,000	1,166
5% 9/1/26	1,155	1,338
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,882
Series 2015:
4% 9/1/24 (FSA Insured)	330	387
5% 9/1/24 (FSA Insured)	1,000	1,250
5% 9/1/25 (FSA Insured)	680	853
5% 9/1/25 (FSA Insured)	1,400	1,757
5% 9/1/26 (FSA Insured)	500	620
5% 9/1/26 (FSA Insured)	1,500	1,861
5% 9/1/27 (FSA Insured)	455	559
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,416
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,529
12% 8/1/17 (FSA Insured)	1,000	1,131
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,881
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,010
5% 9/1/17 (AMBAC Insured)	2,735	2,872
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,722
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,914
5% 5/1/37	3,500	4,247
5% 5/1/38	1,500	1,814
5% 5/1/39	1,500	1,808
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,212
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	3,000	3,418
Series 2012, 5% 1/15/25	3,460	4,001
Series 2015 A:
5% 1/15/28	1,225	1,539
5% 1/15/29	1,650	2,064
5% 1/15/30	1,665	2,073
5% 1/15/31	1,520	1,884
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	790	869
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,233
6.5% 8/1/24	1,220	1,400
Series 2013:
6.25% 8/1/30	1,500	1,783
6.625% 8/1/38	5,000	5,974
Series 2015 A:
5% 8/1/30	1,250	1,494
5% 8/1/30 (FSA Insured)	1,570	1,894
5% 8/1/40	3,500	4,051
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,501
5% 2/1/23	5,000	5,943
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,184
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,754
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,867
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	911
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,885	2,937
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,185	2,312
Series 2011 O, 5% 5/1/22 (b)	4,500	5,248
Series 2012 P:
5% 5/1/22 (b)	2,500	2,984
5% 5/1/24 (b)	2,820	3,348
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	3,033
5% 6/15/28	2,190	2,708
5% 12/15/28	2,200	2,714
5% 12/15/29	4,825	5,935
5% 12/15/30	3,500	4,369
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,786
Series 2011, 0% 8/1/46	10,150	3,371
Series B:
0% 8/1/33	4,840	2,831
0% 8/1/35	9,000	4,862
0% 8/1/37	6,325	3,125
0% 8/1/38	20,710	9,832
0% 8/1/40	11,665	5,117
0% 8/1/41	5,130	2,175
Poway Unified School District Pub. Fing.:
3.5% 9/1/31	780	794
5% 9/15/26	940	1,115
5% 9/1/33	1,750	1,996
5% 9/1/34	1,230	1,396
5% 9/1/35	1,585	1,791
5% 9/1/36	1,410	1,588
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,163
5% 9/1/26 (FSA Insured)	1,350	1,662
5% 9/1/27 (FSA Insured)	1,700	2,073
5% 9/1/28 (FSA Insured)	1,700	2,060
5% 9/1/29 (FSA Insured)	1,850	2,229
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,495
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,421
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,878
5.75% 6/1/48	5,000	5,739
Series 2013 B:
0% 6/1/41	5,000	1,600
0% 6/1/42	6,000	1,826
0% 6/1/43	6,500	1,884
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,121
5% 8/1/27	1,725	2,121
5% 8/1/28	1,935	2,368
5% 8/1/29	2,330	2,836
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,278
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,385
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,484
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,185
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,861
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,340
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,370
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,705	1,865
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	6,000	4,463
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,389
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,351
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,917
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,601
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,347
5% 8/1/24 (FSA Insured)	1,250	1,505
5% 8/1/25 (FSA Insured)	2,000	2,398
5% 8/1/27 (FSA Insured)	2,000	2,373
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,347
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,926
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (b)	1,400	1,405
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,042
Series 2015 A, 5% 10/15/44	4,005	4,763
Series 2016:
5% 10/15/29	2,000	2,479
5% 10/15/30	1,000	1,235
5% 10/15/31	650	800
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,500	1,690
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
2009 B, 5.75% 8/1/35	3,455	3,950
Series 2016 B:
5% 8/1/38 (d)	4,000	4,856
5% 8/1/39 (d)	3,520	4,273
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,633
Series 2008 C:
0% 7/1/37	1,300	624
0% 7/1/40	15,985	6,754
0% 7/1/46	13,505	4,444
0% 7/1/47	4,000	1,265
Series 2008 E, 0% 7/1/47 (c)	8,700	5,342
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (b)	2,100	2,111
5.25% 1/1/18 (AMBAC Insured) (b)	4,515	4,538
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,812
Series 2014 A:
5% 5/1/40 (b)	1,865	2,126
5% 5/1/44 (b)	8,390	9,538
5% 5/1/27	2,310	2,945
5% 5/1/28	2,280	2,878
5% 5/1/29	1,225	1,539
5% 5/1/30	330	413
5% 5/1/32	1,000	1,239
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,129
6.625% 8/1/39	1,000	1,151
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	915
5% 8/1/19	1,115	1,237
5% 8/1/21	800	932
5% 8/1/23	1,000	1,171
5% 8/1/24	750	873
San Jacinto Unified School District:
Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	3,080	3,245
Series 2014:
5% 8/1/25 (FSA Insured)	875	1,077
5% 8/1/26 (FSA Insured)	1,055	1,287
5% 8/1/27 (FSA Insured)	1,250	1,513
5% 8/1/28 (FSA Insured)	1,250	1,505
5% 8/1/29 (FSA Insured)	3,150	3,756
5% 8/1/30 (FSA Insured)	4,070	4,814
5% 8/1/31 (FSA Insured)	650	766
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,929
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,849
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,244
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,236
5% 6/1/26	3,000	3,604
5% 6/1/33	9,035	10,628
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (b)	1,180	1,216
5% 3/1/24 (AMBAC Insured) (b)	9,690	9,985
5% 3/1/37 (AMBAC Insured) (b)	10,000	10,272
Series 2014 A:
5% 3/1/19 (b)	500	549
5% 3/1/20 (b)	3,500	3,940
5% 3/1/21 (b)	2,750	3,166
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	2,800	3,131
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	2,041
5% 10/1/29	675	827
5% 10/1/30	2,000	2,438
5% 10/1/31	2,310	2,807
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,000	5,748
Series 2010 B, 0% 8/1/47	9,000	2,730
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,943
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,014
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,767
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,234
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,184
San Mateo-Foster City School District:
5% 8/15/22	7,755	9,464
5% 8/1/23	8,100	10,068
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	1,011
5% 6/15/26 (FSA Insured)	860	1,042
5% 6/15/27 (FSA Insured)	1,770	2,124
5% 6/15/28 (FSA Insured)	1,865	2,225
5% 6/15/29 (FSA Insured)	1,780	2,109
5% 6/15/30 (FSA Insured)	1,150	1,358
5% 6/15/31 (FSA Insured)	1,000	1,179
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,565	2,841
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,106
Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	8,000	8,480
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,645
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,774
0% 9/1/22 (AMBAC Insured)	2,900	2,582
0% 9/1/25 (AMBAC Insured)	6,800	5,444
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	736
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,270
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,689
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,174
5% 4/1/34	2,000	2,431
5% 4/1/36	3,000	3,618
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,147
5% 8/15/26	1,975	2,248
5% 8/15/27	700	795
5% 8/15/28	1,000	1,133
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	5,450	6,038
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,805
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	377
5% 8/1/25 (FSA Insured)	750	931
5% 8/1/27 (FSA Insured)	265	322
5% 8/1/28 (FSA Insured)	510	614
5% 8/1/38 (FSA Insured)	2,500	2,897
5% 8/1/42 (FSA Insured)	4,650	5,337
5% 7/1/23 (FSA Insured)	1,270	1,524
5% 7/1/24 (FSA Insured)	1,350	1,612
5% 7/1/25 (FSA Insured)	1,060	1,259
5% 7/1/26 (FSA Insured)	1,110	1,312
5% 7/1/27 (FSA Insured)	1,065	1,252
5% 1/1/29 (FSA Insured)	600	700
Successor Agcy. To The Redev. Agcy. of Pittsburg:
(Los Medanos Cmnty. Dev. Proj. Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,992
5% 9/1/25 (FSA Insured)	3,500	4,326
5% 9/1/26 (FSA Insured)	8,000	9,953
5% 9/1/27 (FSA Insured)	4,000	4,923
5% 9/1/28 (FSA Insured)	3,500	4,276
(Los Medanos Cmnty. Dev. Proj.) Series 2016 A, 5% 9/1/29 (FSA Insured)	2,000	2,427
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	16,900	18,655
5% 9/1/21	4,705	5,543
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,219
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,395
6% 6/1/22	1,100	1,118
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	5,000	5,791
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,581
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	1,034
5% 11/15/25 (FSA Insured)	800	1,018
5% 11/15/26 (FSA Insured)	965	1,215
5% 11/15/27 (FSA Insured)	1,500	1,867
5% 11/15/28 (FSA Insured)	1,165	1,440
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,652
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	972
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,715
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,424
4% 5/15/20	615	685
5% 5/15/19	2,830	3,171
Series 2013 J, 5% 5/15/48	7,300	8,493
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	3,006
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	11,298
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,157
5% 8/1/24 (Build America Mutual Assurance Insured)	1,045	1,323
5% 8/1/25 (Build America Mutual Assurance Insured)	1,165	1,463
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,612
5% 8/1/30	6,710	8,151
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	7,700	8,479
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,223
5% 11/1/25	1,000	1,221
5% 11/1/26	1,000	1,218
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Pre-Refunded to 5/1/17 @ 100)	2,120	2,200
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,860
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,683
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	783
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,817
5.5% 8/1/38	1,500	1,851
5.5% 8/1/40	5,000	6,147
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,326
6.25% 7/1/39	7,015	7,789
Series 2010 A, 5.5% 7/1/38	3,100	3,306
Series A:
5% 7/1/23	1,460	1,516
5% 7/1/25	1,665	1,727
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Pre-Refunded to 8/1/18 @ 100)	1,500	1,656
Series 2012, 5% 8/1/32	8,265	9,716
Series 2014 A:
5% 8/1/23	365	451
5% 8/1/24	2,195	2,764
5% 8/1/25	2,555	3,210
5% 8/1/26	2,550	3,200
5% 8/1/27	1,150	1,438
5% 8/1/28	1,000	1,238
5% 8/1/29	1,675	2,067
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,976
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,537
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,893

TOTAL CALIFORNIA		2,007,594

Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18	1,205	1,275
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,633
Series 2009 B, 5% 10/1/25	1,500	1,637

TOTAL VIRGIN ISLANDS		3,270

TOTAL MUNICIPAL BONDS
(Cost $1,819,853)		2,012,139

Municipal Notes - 2.2%
California - 2.2%
California Health Facilities Fing. Auth. Rev.:
(Scripps Health Proj.) Series 2008 E, 0.36% 6/7/16, LOC MUFG Union Bank NA, VRDN (a)	27,070	$27,070
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,600	7,600
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-2, 0.36% 6/7/16, LOC Wells Fargo Bank NA, VRDN (a)	11,245	11,245

TOTAL MUNICIPAL NOTES

(Cost $45,915)		45,915
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $1,865,768)		2,058,054
NET OTHER ASSETS (LIABILITIES) - 1.1%		21,912
NET ASSETS - 100%		$2,079,966

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,864,553,000. Net unrealized appreciation aggregated $193,501,000, of which $193,696,000 related to appreciated investment securities and $195,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016